Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (8.0%)
*	Alphabet Inc. Class A	135,845,807	12,993,651
*	Alphabet Inc. Class C	121,518,829	11,684,035
*	Meta Platforms Inc. Class A	51,678,871	7,011,789
*	Walt Disney Co.	41,310,226	3,896,794
	Verizon Communications Inc.	95,163,191	3,613,346
	Comcast Corp. Class A	99,791,258	2,926,878
	AT&T Inc.	161,471,650	2,476,975
*	Netflix Inc.	9,976,980	2,348,980
*	T-Mobile US Inc.	13,639,488	1,830,010
	Activision Blizzard Inc.	16,133,115	1,199,336
*	Charter Communications Inc. Class A	2,512,074	762,038
	Electronic Arts Inc.	5,985,762	692,613
*	Twitter Inc.	15,237,334	668,005
*	Warner Bros Discovery Inc.	50,058,610	575,674
*	Take-Two Interactive Software Inc.	3,550,539	387,009
*	Match Group Inc.	6,410,935	306,122
	Omnicom Group Inc.	4,642,924	292,922
*	Live Nation Entertainment Inc.	3,219,902	244,841
	Interpublic Group of Cos. Inc.	8,863,920	226,916
[1]	Paramount Global Inc. Class B	11,446,071	217,933
	Fox Corp. Class A	6,818,870	209,203
	News Corp. Class A	11,418,206	172,529
	Lumen Technologies Inc.	21,583,645	157,129
	Fox Corp. Class B	3,328,547	94,864
*	DISH Network Corp. Class A	5,689,252	78,682
			55,068,274
Consumer Discretionary (11.7%)
*	Amazon.com Inc.	200,831,661	22,693,978
*	Tesla Inc.	60,348,954	16,007,560
	Home Depot Inc.	23,288,452	6,426,215
	McDonald's Corp.	16,670,994	3,846,665
	Lowe's Cos. Inc.	14,482,827	2,720,020
	NIKE Inc. Class B	28,633,500	2,380,016
	Starbucks Corp.	25,999,509	2,190,719
	TJX Cos. Inc.	26,545,840	1,649,028
	Target Corp.	10,507,076	1,559,145
*	Booking Holdings Inc.	899,775	1,478,519
	Dollar General Corp.	5,143,607	1,233,746
	General Motors Co.	33,038,731	1,060,213
*	O'Reilly Automotive Inc.	1,444,665	1,016,105
	Ford Motor Co.	89,490,614	1,002,295
*	AutoZone Inc.	441,575	945,823

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc. Class A	629,258	945,624
	Marriott International Inc. Class A	6,251,198	876,043
	Hilton Worldwide Holdings Inc.	6,215,418	749,704
	Yum! Brands Inc.	6,447,805	685,660
	Ross Stores Inc.	7,929,332	668,205
*	Dollar Tree Inc.	4,783,252	651,001
	DR Horton Inc.	7,165,156	482,573
*	Aptiv plc	6,139,105	480,139
	Genuine Parts Co.	3,203,307	478,318
*	Ulta Beauty Inc.	1,174,127	471,048
	Tractor Supply Co.	2,515,362	467,555
	eBay Inc.	12,448,714	458,237
	Lennar Corp. Class A	5,718,986	426,350
	Darden Restaurants Inc.	2,777,886	350,903
*	Expedia Group Inc.	3,443,554	322,627
	Best Buy Co. Inc.	4,541,102	287,633
*	Etsy Inc.	2,868,972	287,270
	Pool Corp.	897,215	285,503
	Garmin Ltd.	3,495,931	280,758
*	Las Vegas Sands Corp.	7,445,894	279,370
	LKQ Corp.	5,907,369	278,532
*	NVR Inc.	69,789	278,254
	Domino's Pizza Inc.	813,198	252,254
*	CarMax Inc.	3,606,853	238,124
	VF Corp.	7,482,131	223,791
	MGM Resorts International	7,394,237	219,757
	Advance Auto Parts Inc.	1,374,249	214,850
	Hasbro Inc.	2,941,743	198,332
	PulteGroup Inc.	5,245,964	196,724
*	Royal Caribbean Cruises Ltd.	4,970,388	188,378
	Bath & Body Works Inc.	5,173,313	168,650
	BorgWarner Inc. (XNYS)	5,367,164	168,529
	Whirlpool Corp.	1,235,103	166,504
	Tapestry Inc.	5,707,864	162,275
*	Carnival Corp.	22,366,204	157,234
*	Caesars Entertainment Inc.	4,858,695	156,741
*	Wynn Resorts Ltd.	2,345,201	147,818
	Newell Brands Inc.	8,528,094	118,455
*	Mohawk Industries Inc.	1,194,823	108,956
*,1	Norwegian Cruise Line Holdings Ltd.	9,548,091	108,466
	Ralph Lauren Corp. Class A	972,172	82,567
	Lennar Corp. Class B	74,560	4,437
			79,984,196
Consumer Staples (6.8%)
	Procter & Gamble Co.	54,145,887	6,835,918
	PepsiCo Inc.	31,271,622	5,105,405
	Coca-Cola Co.	88,193,399	4,940,594
	Costco Wholesale Corp.	10,037,204	4,740,270
	Walmart Inc.	32,298,038	4,189,056
	Philip Morris International Inc.	35,125,816	2,915,794
	Mondelez International Inc. Class A	31,057,066	1,702,859
	Altria Group Inc.	40,805,973	1,647,745
	Colgate-Palmolive Co.	18,900,964	1,327,793
	Estee Lauder Cos. Inc. Class A	5,252,492	1,134,013
	General Mills Inc.	13,498,925	1,034,153
	Archer-Daniels-Midland Co.	12,701,957	1,021,872
	Kimberly-Clark Corp.	7,650,317	860,967
	Constellation Brands Inc. Class A	3,610,378	829,232

		Shares	Market Value ($000)
	Sysco Corp.	11,544,371	816,302
*	Monster Beverage Corp.	8,715,040	757,860
	Hershey Co.	3,328,118	733,750
	Keurig Dr Pepper Inc.	19,249,686	689,524
	Kraft Heinz Co.	18,047,500	601,884
	Kroger Co.	13,754,884	601,776
	Walgreens Boots Alliance Inc.	16,254,337	510,386
	Tyson Foods Inc. Class A	6,562,903	432,692
	McCormick & Co. Inc.	5,675,751	404,511
	Kellogg Co.	5,780,377	402,661
	Church & Dwight Co. Inc.	5,504,305	393,228
	Clorox Co.	2,790,804	358,311
	Conagra Brands Inc.	10,874,901	354,848
	J M Smucker Co.	2,414,707	331,805
	Hormel Foods Corp.	6,558,170	298,003
	Brown-Forman Corp. Class B	4,142,804	275,786
	Lamb Weston Holdings Inc.	3,256,778	252,010
	Campbell Soup Co.	4,559,435	214,841
	Molson Coors Beverage Co. Class B	4,267,667	204,805
			46,920,654
Energy (4.6%)
	Exxon Mobil Corp.	94,436,981	8,245,293
	Chevron Corp.	40,809,416	5,863,089
	ConocoPhillips	28,846,466	2,952,147
	EOG Resources Inc.	13,279,300	1,483,696
	Pioneer Natural Resources Co.	5,407,703	1,170,930
	Schlumberger NV	32,048,732	1,150,550
	Marathon Petroleum Corp.	11,299,378	1,122,367
	Occidental Petroleum Corp.	16,888,680	1,037,810
	Valero Energy Corp.	8,927,462	953,899
	Devon Energy Corp.	14,836,387	892,112
	Phillips 66	10,900,362	879,877
	Williams Cos. Inc.	27,611,342	790,513
	Kinder Morgan Inc.	44,925,544	747,561
	Hess Corp.	6,314,077	688,171
	ONEOK Inc.	10,125,710	518,841
	Halliburton Co.	20,550,196	505,946
	Diamondback Energy Inc.	4,027,698	485,177
	Baker Hughes Co. Class A	22,923,822	480,483
	Coterra Energy Inc.	18,028,024	470,892
	Marathon Oil Corp.	15,354,295	346,700
	EQT Corp.	8,384,200	341,656
	APA Corp.	7,399,128	252,976
			31,380,686
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	40,896,293	10,920,128
	JPMorgan Chase & Co.	66,450,299	6,944,056
	Bank of America Corp.	158,405,663	4,783,851
	Wells Fargo & Co.	85,947,721	3,456,817
	Charles Schwab Corp.	34,599,126	2,486,639
	Morgan Stanley	30,345,120	2,397,568
	S&P Global Inc.	7,720,138	2,357,344
	Goldman Sachs Group Inc.	7,254,878	2,126,042
	BlackRock Inc.	3,416,126	1,879,826
	American Express Co.	13,591,124	1,833,579
	Citigroup Inc.	43,884,720	1,828,676
	Chubb Ltd.	9,463,611	1,721,242

		Shares	Market Value ($000)
	Marsh & McLennan Cos. Inc.	11,307,594	1,688,111
	Progressive Corp.	13,253,638	1,540,205
	CME Group Inc.	8,144,417	1,442,621
	PNC Financial Services Group Inc.	9,293,200	1,388,590
	Truist Financial Corp.	30,055,611	1,308,621
	Aon plc Class A (XNYS)	4,779,535	1,280,294
	US Bancorp	30,636,806	1,235,276
	Intercontinental Exchange Inc.	12,654,206	1,143,308
	MetLife Inc.	15,182,061	922,766
	Moody's Corp.	3,575,855	869,326
	Travelers Cos. Inc.	5,377,397	823,817
	American International Group Inc.	17,231,353	818,145
	Arthur J Gallagher & Co.	4,766,091	816,050
	Capital One Financial Corp.	8,697,189	801,620
	MSCI Inc. Class A	1,824,090	769,383
	Allstate Corp.	6,124,727	762,712
	Aflac Inc.	13,028,017	732,175
	Prudential Financial Inc.	8,429,328	723,068
	M&T Bank Corp.	3,979,349	701,639
	Bank of New York Mellon Corp.	16,663,055	641,861
	Ameriprise Financial Inc.	2,451,108	617,557
	Discover Financial Services	6,190,067	562,801
	First Republic Bank	4,140,181	540,501
	T Rowe Price Group Inc.	5,113,991	537,020
	Willis Towers Watson plc	2,491,732	500,689
	Fifth Third Bancorp	15,548,669	496,935
	Hartford Financial Services Group Inc.	7,322,481	453,554
*	SVB Financial Group	1,338,694	449,507
	Nasdaq Inc.	7,682,807	435,461
	Raymond James Financial Inc.	4,401,367	434,943
	Huntington Bancshares Inc.	32,680,134	430,724
	Regions Financial Corp.	21,172,986	424,942
	Northern Trust Corp.	4,721,916	404,007
	Citizens Financial Group Inc.	11,231,122	385,901
	Principal Financial Group Inc.	5,252,298	378,953
	State Street Corp.	6,084,933	370,025
	FactSet Research Systems Inc.	860,547	344,313
	KeyCorp.	21,134,719	338,578
	Cincinnati Financial Corp.	3,607,217	323,098
	Brown & Brown Inc.	5,312,257	321,285
	Synchrony Financial	10,916,557	307,738
	W R Berkley Corp.	4,628,762	298,925
	Cboe Global Markets Inc.	2,403,324	282,078
	Everest Re Group Ltd.	893,095	234,384
	Loews Corp.	4,532,505	225,900
	Signature Bank	1,425,879	215,308
	Comerica Inc.	2,964,384	210,768
	Globe Life Inc.	2,053,453	204,729
	MarketAxess Holdings Inc.	852,873	189,756
	Assurant Inc.	1,205,817	175,169
	Zions Bancorp NA	3,409,754	173,420
	Lincoln National Corp.	3,510,107	154,129
	Invesco Ltd.	10,305,614	141,187
	Franklin Resources Inc.	6,436,894	138,522
			74,848,163
Health Care (15.0%)
	UnitedHealth Group Inc.	21,195,157	10,704,402
	Johnson & Johnson	59,575,637	9,732,276

		Shares	Market Value ($000)
	Eli Lilly & Co.	17,870,171	5,778,320
	Pfizer Inc.	127,172,176	5,565,054
	AbbVie Inc.	40,063,923	5,376,979
	Merck & Co. Inc.	57,402,413	4,943,496
	Thermo Fisher Scientific Inc.	8,877,594	4,502,627
	Abbott Laboratories	39,681,101	3,839,543
	Danaher Corp.	14,834,862	3,831,696
	Bristol-Myers Squibb Co.	48,383,599	3,439,590
	CVS Health Corp.	29,747,786	2,837,046
	Amgen Inc.	12,121,225	2,732,124
	Elevance Health Inc.	5,438,319	2,470,302
	Medtronic plc	30,107,620	2,431,190
	Cigna Corp.	6,914,072	1,918,448
	Gilead Sciences Inc.	28,400,509	1,752,027
*	Vertex Pharmaceuticals Inc.	5,811,206	1,682,577
*	Regeneron Pharmaceuticals Inc.	2,428,783	1,673,116
	Zoetis Inc.	10,607,743	1,573,022
	Stryker Corp.	7,629,372	1,545,253
*	Intuitive Surgical Inc.	8,091,874	1,516,741
	Becton Dickinson and Co.	6,462,214	1,439,975
	Humana Inc.	2,867,653	1,391,357
*	Boston Scientific Corp.	32,438,754	1,256,353
*	Edwards Lifesciences Corp.	14,047,403	1,160,737
	McKesson Corp.	3,256,796	1,106,887
*	Centene Corp.	12,951,772	1,007,777
*	Moderna Inc.	7,623,487	901,477
	HCA Healthcare Inc.	4,878,059	896,538
*	Biogen Inc.	3,288,227	877,957
	Agilent Technologies Inc.	6,768,527	822,714
*	IQVIA Holdings Inc.	4,226,173	765,529
	ResMed Inc.	3,317,749	724,265
*	DexCom Inc.	8,898,172	716,659
*	Illumina Inc.	3,559,742	679,163
	Baxter International Inc.	11,411,024	614,598
*	IDEXX Laboratories Inc.	1,886,427	614,598
*	Mettler-Toledo International Inc.	509,930	552,825
	Zimmer Biomet Holdings Inc.	4,754,180	497,050
	AmerisourceBergen Corp. Class A	3,522,224	476,663
*	Molina Healthcare Inc.	1,316,552	434,252
	Laboratory Corp. of America Holdings	2,048,454	419,544
	West Pharmaceutical Services Inc.	1,677,500	412,799
	Cardinal Health Inc.	6,175,781	411,801
	STERIS plc	2,267,353	377,015
*	Waters Corp.	1,356,711	365,674
*	Hologic Inc.	5,656,752	364,974
	PerkinElmer Inc.	2,861,072	344,273
*	Align Technology Inc.	1,646,293	340,964
	Quest Diagnostics Inc.	2,642,196	324,171
	Cooper Cos. Inc.	1,117,968	295,032
*	Catalent Inc.	4,060,834	293,842
*	Incyte Corp.	4,183,526	278,790
*	ABIOMED Inc.	1,029,984	253,026
	Bio-Techne Corp.	889,060	252,493
	Viatris Inc.	27,477,568	234,109
*	Charles River Laboratories International Inc.	1,152,566	226,825
	Teleflex Inc.	1,062,839	214,120
*	Henry Schein Inc.	3,084,320	202,856
*	Bio-Rad Laboratories Inc. Class A	485,667	202,591

		Shares	Market Value ($000)
	DENTSPLY SIRONA Inc.	4,881,821	138,400
	Organon & Co.	5,762,994	134,854
	Universal Health Services Inc. Class B	1,489,073	131,306
*	DaVita Inc.	1,261,996	104,455
			103,107,117
Industrials (7.8%)
	Union Pacific Corp.	14,150,441	2,756,789
	Raytheon Technologies Corp.	33,457,158	2,738,803
	United Parcel Service Inc. Class B	16,583,596	2,678,914
	Honeywell International Inc.	15,265,659	2,548,907
	Deere & Co.	6,302,190	2,104,238
	Lockheed Martin Corp.	5,347,441	2,065,663
	Caterpillar Inc.	11,962,120	1,962,745
	Northrop Grumman Corp.	3,295,367	1,549,877
	General Electric Co.	24,846,815	1,538,266
*	Boeing Co.	12,648,004	1,531,420
	3M Co.	12,544,777	1,386,198
	Waste Management Inc.	8,523,177	1,365,498
	CSX Corp.	48,520,279	1,292,580
	Eaton Corp. plc	9,026,095	1,203,720
	Illinois Tool Works Inc.	6,384,255	1,153,316
	Norfolk Southern Corp.	5,322,152	1,115,789
	General Dynamics Corp.	5,095,922	1,081,202
	Emerson Electric Co.	13,398,335	981,026
	L3Harris Technologies Inc.	4,335,948	901,140
	FedEx Corp.	5,416,868	804,242
	Johnson Controls International plc	15,608,171	768,234
	Trane Technologies plc	5,250,580	760,337
	Cintas Corp.	1,949,091	756,618
	Parker-Hannifin Corp.	2,908,755	704,820
	Carrier Global Corp.	19,069,793	678,122
	PACCAR Inc.	7,878,985	659,392
	Cummins Inc.	3,194,777	650,169
	Republic Services Inc. Class A	4,653,473	633,059
*	CoStar Group Inc.	8,963,387	624,300
	TransDigm Group Inc.	1,167,422	612,686
	Otis Worldwide Corp.	9,522,049	607,507
	Verisk Analytics Inc. Class A	3,556,606	606,508
	Fastenal Co.	13,021,913	599,529
	AMETEK Inc.	5,202,015	589,961
	Rockwell Automation Inc.	2,615,730	562,670
	Old Dominion Freight Line Inc.	2,076,863	516,661
*	Copart Inc.	4,845,682	515,581
	WW Grainger Inc.	1,025,806	501,814
	Equifax Inc.	2,773,594	475,477
	Fortive Corp.	8,059,862	469,890
*	United Rentals Inc.	1,585,885	428,379
*	Southwest Airlines Co.	13,446,203	414,681
	Quanta Services Inc.	3,240,821	412,848
*	Delta Air Lines Inc.	14,528,344	407,665
	Ingersoll Rand Inc.	9,135,930	395,220
	Dover Corp.	3,252,683	379,198
	Xylem Inc.	4,083,636	356,746
	IDEX Corp.	1,710,328	341,809
	Westinghouse Air Brake Technologies Corp.	4,121,172	335,257
	Expeditors International of Washington Inc.	3,707,472	327,407
	Jacobs Solutions Inc.	2,891,494	313,698
	JB Hunt Transport Services Inc.	1,882,026	294,387

		Shares	Market Value ($000)
	Textron Inc.	4,793,514	279,270
	Leidos Holdings Inc.	3,094,432	270,670
	CH Robinson Worldwide Inc.	2,805,974	270,243
	Nordson Corp.	1,225,092	260,050
	Howmet Aerospace Inc.	8,377,721	259,123
*	Generac Holdings Inc.	1,446,271	257,639
	Stanley Black & Decker Inc.	3,349,352	251,905
	Snap-on Inc.	1,207,163	243,062
*	United Airlines Holdings Inc.	7,403,475	240,835
	Masco Corp.	5,110,483	238,609
	Nielsen Holdings plc	8,150,398	225,929
	Huntington Ingalls Industries Inc.	904,973	200,452
	Robert Half International Inc.	2,482,768	189,932
	Rollins Inc.	5,244,358	181,874
	Allegion plc	1,990,483	178,507
*	American Airlines Group Inc.	14,723,944	177,276
	Fortune Brands Home & Security Inc.	2,930,307	157,328
	Pentair plc	3,726,699	151,416
	A O Smith Corp.	2,911,231	141,428
*	Alaska Air Group Inc.	2,872,518	112,459
			53,748,970
Information Technology (26.3%)
	Apple Inc.	342,309,630	47,307,191
	Microsoft Corp.	168,991,607	39,358,145
	NVIDIA Corp.	56,739,282	6,887,581
	Visa Inc. Class A	36,798,646	6,537,279
	Mastercard Inc. Class A	19,333,625	5,497,323
	Broadcom Inc.	9,150,382	4,062,861
	Cisco Systems Inc.	93,832,646	3,753,306
	Accenture plc Class A	14,333,123	3,687,913
*	Salesforce Inc.	22,546,012	3,243,018
	Texas Instruments Inc.	20,704,232	3,204,601
*	Adobe Inc.	10,604,701	2,918,414
	QUALCOMM Inc.	25,446,330	2,874,926
	Intuit Inc.	6,391,647	2,475,613
	International Business Machines Corp.	20,465,261	2,431,478
	Intel Corp.	93,038,921	2,397,613
*	Advanced Micro Devices Inc.	36,579,720	2,317,691
*	PayPal Holdings Inc.	26,205,003	2,255,465
	Automatic Data Processing Inc.	9,415,421	2,129,674
	Oracle Corp.	34,421,058	2,102,094
*	ServiceNow Inc.	4,577,205	1,728,398
	Analog Devices Inc.	11,778,612	1,641,232
	Applied Materials Inc.	19,712,705	1,615,062
*	Fiserv Inc.	14,491,427	1,355,963
	Micron Technology Inc.	24,996,860	1,252,343
	Lam Research Corp.	3,103,796	1,135,989
*	Synopsys Inc.	3,466,264	1,058,978
	Fidelity National Information Services Inc.	13,776,651	1,041,101
*	Cadence Design Systems Inc.	6,205,866	1,014,225
	KLA Corp.	3,213,342	972,454
*	Autodesk Inc.	4,923,232	919,660
	Amphenol Corp. Class A	13,478,594	902,527
	NXP Semiconductors NV	5,950,334	877,734
	Roper Technologies Inc.	2,402,170	863,916
*	Enphase Energy Inc.	3,069,310	851,641
	Motorola Solutions Inc.	3,781,538	846,951
	Paychex Inc.	7,258,345	814,459

		Shares	Market Value ($000)
	TE Connectivity Ltd.	7,247,501	799,834
	Microchip Technology Inc.	12,519,090	764,040
*	Fortinet Inc.	14,830,425	728,619
	Global Payments Inc.	6,280,422	678,600
	Cognizant Technology Solutions Corp. Class A	11,732,857	673,935
*	Keysight Technologies Inc.	4,077,569	641,646
*	Arista Networks Inc.	5,583,981	630,376
*	ON Semiconductor Corp.	9,816,887	611,887
	HP Inc.	20,624,035	513,951
	Corning Inc.	17,238,888	500,272
*	Gartner Inc.	1,792,311	495,914
	CDW Corp.	3,064,538	478,313
*	EPAM Systems Inc.	1,299,991	470,844
*	ANSYS Inc.	1,973,004	437,415
	Broadridge Financial Solutions Inc.	2,657,535	383,535
*	VeriSign Inc.	2,115,054	367,385
	Monolithic Power Systems Inc.	1,007,180	366,009
*	Paycom Software Inc.	1,101,388	363,447
*	Teledyne Technologies Inc.	1,061,946	358,375
	Hewlett Packard Enterprise Co.	29,443,712	352,736
*	Tyler Technologies Inc.	942,056	327,364
	Skyworks Solutions Inc.	3,635,717	310,018
	NetApp Inc.	4,979,583	307,987
*	Zebra Technologies Corp. Class A	1,173,546	307,481
*	Trimble Inc.	5,611,778	304,551
	Jack Henry & Associates Inc.	1,651,104	300,947
*	FleetCor Technologies Inc.	1,699,921	299,475
[2]	Citrix Systems Inc.	2,823,739	293,669
*	SolarEdge Technologies Inc.	1,260,583	291,775
*	Akamai Technologies Inc.	3,602,161	289,326
	NortonLifeLock Inc.	13,416,955	270,217
	Teradyne Inc.	3,552,755	266,990
*	PTC Inc.	2,395,667	250,587
	Seagate Technology Holdings plc	4,425,488	235,569
*	Western Digital Corp.	7,093,925	230,907
*	F5 Inc.	1,349,708	195,343
*	Ceridian HCM Holding Inc.	3,467,956	193,789
	Juniper Networks Inc.	7,304,057	190,782
*	Qorvo Inc.	2,338,718	185,718
*	DXC Technology Co.	5,059,285	123,851
			180,128,298
Materials (2.5%)
	Linde plc	11,292,658	3,044,388
	Air Products and Chemicals Inc.	5,025,888	1,169,675
	Sherwin-Williams Co.	5,344,466	1,094,279
	Corteva Inc.	16,283,172	930,583
	Freeport-McMoRan Inc.	32,402,995	885,574
	Ecolab Inc.	5,618,188	811,379
	Newmont Corp.	17,984,215	755,877
	Dow Inc.	16,273,675	714,903
	Albemarle Corp.	2,654,060	701,840
	Nucor Corp.	5,932,087	634,674
	PPG Industries Inc.	5,324,839	589,406
	DuPont de Nemours Inc.	11,350,318	572,056
	International Flavors & Fragrances Inc.	5,776,946	524,720
	Vulcan Materials Co.	3,011,330	474,917
	Martin Marietta Materials Inc.	1,413,344	455,224
	CF Industries Holdings Inc.	4,515,340	434,601

		Shares	Market Value ($000)
	LyondellBasell Industries NV Class A	5,765,667	434,039
	Mosaic Co.	7,823,913	378,130
	Amcor plc	34,051,843	365,376
	Ball Corp.	7,122,080	344,139
	FMC Corp.	2,854,057	301,674
	Avery Dennison Corp.	1,841,237	299,569
	International Paper Co.	8,203,392	260,047
	Packaging Corp. of America	2,124,258	238,533
	Celanese Corp. Class A	2,258,977	204,076
	Eastman Chemical Co.	2,783,091	197,739
	Westrock Co.	5,759,327	177,906
	Sealed Air Corp.	3,292,635	146,555
			17,141,879
Real Estate (2.8%)
	American Tower Corp.	10,549,822	2,265,047
	Prologis Inc.	16,776,360	1,704,478
	Crown Castle Inc.	9,812,408	1,418,384
	Equinix Inc.	2,063,740	1,173,938
	Public Storage	3,579,711	1,048,175
	Realty Income Corp.	13,993,680	814,432
	SBA Communications Corp. Class A	2,444,537	695,837
	Welltower Inc.	10,499,409	675,322
	Simon Property Group Inc.	7,417,541	665,724
	Digital Realty Trust Inc.	6,512,396	645,899
	AvalonBay Communities Inc.	3,168,329	583,575
	VICI Properties Inc.	19,173,316	572,324
	Extra Space Storage Inc.	3,033,298	523,881
	Equity Residential	7,670,262	515,595
*	CBRE Group Inc. Class A	7,277,609	491,311
	Weyerhaeuser Co.	16,775,222	479,100
	Alexandria Real Estate Equities Inc.	3,364,532	471,674
	Invitation Homes Inc.	13,126,951	443,297
	Duke Realty Corp.	8,723,512	420,473
	Mid-America Apartment Communities Inc.	2,615,811	405,634
	Ventas Inc.	9,060,818	363,973
	Essex Property Trust Inc.	1,475,654	357,448
	Iron Mountain Inc.	6,586,808	289,622
	UDR Inc.	6,920,827	288,668
	Camden Property Trust	2,414,016	288,354
	Healthpeak Properties Inc.	12,226,509	280,232
	Kimco Realty Corp.	14,014,015	257,998
	Host Hotels & Resorts Inc.	16,211,135	257,433
	Boston Properties Inc.	3,231,874	242,294
	Regency Centers Corp.	3,489,628	187,916
	Federal Realty Investment Trust	1,649,908	148,690
	Vornado Realty Trust	3,649,713	84,527
			19,061,255
Utilities (3.1%)
	NextEra Energy Inc.	44,520,614	3,490,861
	Southern Co.	24,087,082	1,637,922
	Duke Energy Corp.	17,447,269	1,622,945
	Dominion Energy Inc.	18,863,245	1,303,639
	Sempra Energy (XNYS)	7,121,974	1,067,869
	American Electric Power Co. Inc.	11,641,282	1,006,389
	Exelon Corp.	22,472,233	841,810
	Xcel Energy Inc.	12,394,920	793,275
	Consolidated Edison Inc.	8,034,322	689,023

		Shares	Market Value ($000)
	WEC Energy Group Inc.	7,147,082	639,164
	Public Service Enterprise Group Inc.	11,303,592	635,601
	Constellation Energy Corp.	7,406,015	616,106
	Eversource Energy	7,850,714	612,042
	American Water Works Co. Inc.	4,119,083	536,140
	DTE Energy Co.	4,389,915	505,060
	Edison International	8,640,056	488,854
	Ameren Corp.	5,854,625	471,590
	Entergy Corp.	4,609,570	463,861
*	PG&E Corp.	36,474,200	455,927
	FirstEnergy Corp.	12,301,484	455,155
	PPL Corp.	16,682,285	422,896
	CenterPoint Energy Inc.	14,264,458	401,972
	CMS Energy Corp.	6,579,076	383,165
	AES Corp.	15,131,649	341,975
	Atmos Energy Corp.	3,170,319	322,897
	Evergy Inc.	5,201,838	308,989
	Alliant Energy Corp.	5,682,718	301,127
	NiSource Inc.	9,199,266	231,730
	NRG Energy Inc.	5,328,485	203,921
	Pinnacle West Capital Corp.	2,561,800	165,262
			21,417,167
Total Common Stocks (Cost $500,028,561)			682,806,659
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund, 2.828% (Cost $4,556,570)	45,585,947	4,557,227
Total Investments (100.2%) (Cost $504,585,131)			687,363,886
Other Assets and Liabilities—Net (-0.2%)			(1,124,022)
Net Assets (100%)			686,239,864
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,465,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $49,480,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	17,837	3,211,998	(410,634)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
DXC Technology Co.	8/31/23	BANA	3,672	(2.955)	—	(8)
Goldman Sachs Group Inc.	8/30/24	BANA	140,664	(3.155)	—	(382)
Kroger Co.	1/31/23	GSI	47,880	(2.884)	—	(4,172)
Netflix Inc.	8/31/23	BANA	23,544	(2.555)	—	(43)
State Street Corp.	8/30/24	BANA	124,660	(3.155)	957	—
State Street Corp.	8/30/24	BANA	7,297	(3.277)	62	—
State Street Corp.	8/30/24	BANA	4,561	(3.343)	40	—
VICI Properties Inc.	8/31/23	BANA	79,102	(3.105)	828	—
Visa Inc. Class A	8/31/23	BANA	44,413	(2.455)	—	(91)
					1,887	(4,696)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	682,512,990	—	293,669	682,806,659
Temporary Cash Investments	4,557,227	—	—	4,557,227
Total	687,070,217	—	293,669	687,363,886
Derivative Financial Instruments
Assets
Swap Contracts	—	1,887	—	1,887
Liabilities
Futures Contracts[1]	410,634	—	—	410,634
Swap Contracts	—	4,696	—	4,696
Total	410,634	4,696	—	415,330
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.